FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 340	$ 374
Cash equivalents	668	398
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	104	1
Derivative financial liabilities	36	42
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	106	(19)
Gains on hedging instrument, fair value hedges			$ 90
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	80	54
Derivative financial liabilities	19	6
Cash flow hedges | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 74	$ 22
Gains on hedging instrument, fair value hedges			$ 229